DERIVATIVE FINANCIAL INSTRUMENTS, Effect on Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	$ 0	$ (354)	$ (1,603)
Fair Value Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	4,790	(519)	(242)
Fair Value Hedge Designation [Member] | Interest Rate Swap [Member] | Interest and Fees on Loans [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	392	(534)	(242)
Fair Value Hedge Designation [Member] | Interest Rate Swap [Member] | Interest on Securities Available for Sale - Tax-exempt [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	4,398	15	0
Cash Flow Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	0	(354)	(1,603)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)	0	(2,539)	425
Cash Flow Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	0	125	(1,211)
Cash Flow Hedge Designation [Member] | Interest-Rate Cap Agreements [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)	0	(1,885)	363
Cash Flow Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	0	(479)	(392)
Cash Flow Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)	0	(654)	62
No Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(3,684)	4,989	960
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member] | Net Gains on Mortgage Loans [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(4,880)	5,608	725
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member] | Net Gains on Mortgage Loans [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	873	(791)	233
No Hedge Designation [Member] | Interest-Rate Cap Agreements [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	30	(57)	0
No Hedge Designation [Member] | Interest Rate Swaption Agreement [Member] | Net Gains on Mortgage Loans [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(2)	0	0
No Hedge Designation [Member] | Purchased Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(42)	(99)	25
No Hedge Designation [Member] | Written Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	42	97	(23)
No Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	4,521	(6,059)	(4,046)
No Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	295	231	0
No Hedge Designation [Member] | Variable Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	$ (4,521)	$ 6,059	$ 4,046